Income Tax (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	(21.00%)	(21.00%)
Effect of higher U.S. Federal statutory tax rate
State income taxes (net of federal tax benefit)	(7.00%)	(7.00%)
Permanent differences	7.10%	6.70%
Valuation allowance	(20.90%)	(21.30%)
True up of net operating loss
Effective tax rate total	0.00%	0.00%